Related parties' transactions	6 Months Ended
Jun. 30, 2019
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Related parties' transactions

Note 16: Related parties’ transactions

The related parties are exclusively composed of the members of the Board of Directors and the Executive Committee of the Company.

A list of the companies controlled by the Company is presented in note 2. Those companies are fully consolidated and transactions between the parent company and its subsidiaries are eliminated when preparing the consolidated financial statements.

The Company has no significant influence over other companies.

Compensation awarded to the members of the Board of Directors and the Executive Committee of the Company for the six months ended June 30, 2019 totals €9.6 million.

	Six months ended June 30
(thousands of euros)	2019	2018
Short-term benefits	3,064	2,497
Post-employment benefits	53	70
Termination benefits	4,092	—
Share-based payment	2,359	7,566

Total	9,567	10,133

The valuation terms of the benefit of share-based payments are presented in Note 12.

Statement of the debt towards related parties as of June 30, 2019 is broken down as follows:

	Six months ended June 30
(thousands of euros)	2019	2018
Compensation	4,588	940
Pension obligations	166	538

Total	4,754	1,477

As of June 30, 2019, debt toward related parties includes termination benefits in connection with the Executive Committee’s organizational changes.